Property, Plant and Equipment	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	31 December 2023	30 June 2023
	RM	RM

Cost

As at 1 July	128,400,232	56,017,056
Additional	30,000,000	72,383,744
Disposal	-	(569)
As at 31 December/30 June	158,400,232	128,400,231

Accumulated depreciation

As at 1 July	(16,793,678)	(933,859)
Additional	(35,152,128)	(15,859,909)
Disposal	-	90
As at 31 December/30 June	(51,945,806)	(16,793,678)

Net carrying amount	106,454,426	111,606,553

(a)	All items of property, plant and equipment are initially measured at cost. After initial recognition, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

(b)	Depreciation is calculated to write down the cost of the assets to their residual values on a straight line basis over their estimated useful lives. The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:

Computer system and equipment	10% - 33%